CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	$ 224,315	$ 255,287	$ 629,428
Cost of revenues
Total cost of revenues	78,439	101,795	269,496
Gross profit	145,876	153,492	359,932
Operating expenses
Fulfillment	16,593	18,932	34,916
Selling and marketing	102,498	111,919	302,694
General and administrative	19,562	25,735	34,078
Other operating income, net	(743)	(876)	(1,361)
Total operating expenses	137,910	155,710	370,327
(Loss) / income from operations	7,966	(2,218)	(10,395)
Interest income	7	90	350
Interest expense	(17)		(4)
Other income / (expense), net	262	(400)	499
Total other income / (expense)	252	(310)	845
(Loss) / income before income tax	8,218	(2,528)	(9,550)
Income tax (expense) / benefit	61	39	(40)
Net (loss) / income	8,279	(2,489)	(9,590)
Net (loss) / income attributable to LightInTheBox Holding Co., Ltd.	$ 8,279	$ (2,489)	$ (9,590)
Net (loss) / income per ordinary share - basic (in dollars per share)	$ 0.04	$ (0.01)	$ (0.04)
Net (loss) / income per ordinary share - diluted (in dollars per share)	$ 0.04	$ (0.01)	$ (0.04)
Product sales
Revenues
Total revenues	$ 215,775	$ 243,700	$ 617,240
Cost of revenues
Total cost of revenues	76,683	98,926	265,964
Services and others
Revenues
Total revenues	8,540	11,587	12,188
Cost of revenues
Total cost of revenues	$ 1,756	$ 2,869	$ 3,532